Cover Page	Nov. 20, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 20, 2025
Entity File Number	333-290112
Entity Registrant Name	SOUTHERN CALIFORNIA EDISON COMPANY
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	2244 Walnut Grove Avenue
Entity Address, Address Line Two	(P.O. Box 800)
Entity Address, City or Town	Rosemead
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91770
City Area Code	(626)
Local Phone Number	302-1212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number	95-1240335
Entity Emerging Growth Company	false
Entity Central Index Key	0000092103
Amendment Flag	false
SCE Recovery Funding LLC
Entity Information [Line Items]
Entity File Number	333-290112-01
Entity Registrant Name	SCE RECOVERY FUNDING LLC
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2244 Walnut Grove Avenue
Entity Address, Address Line Two	(P.O. Box 5407)
Entity Address, City or Town	Rosemead
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91770
City Area Code	(626)
Local Phone Number	302-7255
Entity Tax Identification Number	85-3002154
Entity Central Index Key	0001826571